OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating lease right of use assets	$ 2,772,776		$ 2,693,984	$ 315,207
Borrowing rate	4.75%		4.75%
Occupancy expense	$ 259,275	$ 107,734	$ 628,656	$ 279,191
Lease term	5 years		5 years
Value of the future lease payments	$ 3,037,558		$ 3,257,773
March 1 2021 [Member] | Chengdu Liangkang Investment [Member]
Current exchange rate	47,130		47,130
Payment of security deposit	$ 49,958		$ 49,958
Lease agreement, description	a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. In December 2021, the Company renewed the lease. The current lease provides for monthly rent of RMB 166,845 ($26,275) through July 31, 2023 and RMB 176,833 ($27,848) for the year ended July 31, 2024.		a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. In December 2021, the Company renewed the lease. The current lease provides for monthly rent of RMB 166,845 ($26,275) through July 31, 2023 and RMB 176,833 ($27,848) for the year ended July 31, 2024